CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Cash Flows from Operating Activities:
Net (loss) income	$ (1,589,771)	$ 1,215,349
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Interest earned on investments in trust	(400,023)	(79,176)
Change in fair value of warrants		(5,489,801)
Finance transaction cost	464,670	3,600,000
Accretion of debt discount	13,604
Changes in operating assets and liabilities:
Prepaid assets	(158,307)	227,829
Accounts payable and accrued expenses	1,051,247	110,408
Income tax payable	38,812
Due to related party	60,000	60,000
Net cash used in operating activities	(519,768)	(355,391)
Cash Flows from Investing Activities:
Investment of cash in trust account for extensions	(560,000)	(1,548,900)
Cash withdrawn from trust account for taxes	220,942	85,000
Cash withdrawn from trust account in connection with redemptions	11,233,821
Receivable from sponsor to fund payable to trust account	(100,349)
Payable to trust account	100,349
Net cash provided by (used in) investing activities	10,894,763	(1,463,900)
Cash Flows from Financing Activities:
Proceeds from issuance of promissory notes	901,500
Proceeds from issuance of promissory note to related party	125,000	100,000
Proceeds from private placement		1,548,900
Redemptions of Class A common stock	(11,233,821)
Net cash (used in) provided by financing activities	(10,207,321)	1,648,900
Net Change in Cash	167,674	(170,391)
Cash - Beginning	35,806	322,128
Cash - Ending	203,480	151,737
Supplemental Disclosure of Non-cash Financing Activities:
Remeasurement of Class A common stock to redemption value	849,317	1,548,900
Recognition of excise tax on share redemptions	112,338
Debt discount recognized from fair value of Class A Common Shares to be transferred under Promissory Notes (Note 6)	$ 107,100